SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Share-Based Compensation Expense
The expenses of the share-based compensation are recognized on the financial statements of the Manager and are summarized in the following table:

FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	Three Months Ended	Six Months Ended
	2023	2023
Expense arising from equity classified share-based payment transactions	$9	$18
Expense arising from liability classified share-based payment transactions	5	30
	$14	$48